ACCOUNTING POLICIES, JUDGMENTS, ASSUMPTIONS AND ESTIMATES (Narrative (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [abstract]
Explanation of new standards or interpretations not applied	Recent accounting pronouncements The IASB has issued the following accounting pronouncements, which we have either adopted or will adopt in the future, and which could have a material impact. IFRS 15 Revenue from Contracts with Customers Revenue from Contracts with Customers establishes a new model for revenue earned from a contract with a customer. The standard provides specific guidance on identifying separate performance obligations in the contract and allocating the transaction price to the separate performance obligations in an amount that reflects the total consideration to which an entity expects to be entitled during the term of the contract. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and related cash flows. Agrium will adopt the standard on the effective date of January 1, 2018. Agrium will adopt the standard using the modified retrospective approach with the cumulative-effect of the adjustment recognized at the date of adoption, subject to allowable and elected practical expedients. In adopting IFRS 15, we completed a review of all our contracts with customers. Since our contracts are primarily short-term in nature and generally do not include significant multiple deliverable components, there will be no material impact of adoption. In addition, our accounting for variable consideration before adoption was substantially similar to the requirements of IFRS 15. We expect that our consolidated financial statements will include expanded disclosures about revenues from contracts with customers and are drafting the relevant disclosures to reflect the requirements of the new standard. In addition to ensuring that the accounting and disclosure requirements of IFRS 15 are met, we also continue to address any system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the standard. We have also assessed the impact of the standard on internal controls over financial reporting and plan to make modifications to our controls on adoption. IFRS 16 Leases Leases applies a single model for all recognized leases, which requires recognition of lease-related assets and liabilities and the related interest and depreciation expense in the consolidated financial statements. Agrium will adopt the standard on the effective date of January 1, 2019. We have completed a lease inventory and review of existing lease agreements and have considered other agreements that could contain leases. We are currently evaluating transition and implementation impacts and will continue to do so in 2018. We are assessing the adoption application guidance and have not chosen a method for adoption. However, we expect that adoption will result in a material increase in our assets and liabilities and will result in material reclassifications of interest and depreciation expense within our consolidated statement of operations. However, we are not able now to provide a precise estimate of the impact. Once we complete further phases of our review, we will estimate and quantify the impact on our consolidated financial statements. Other recent pronouncements We adopted the following accounting pronouncements without material impact. New or amended Standard/ interpretationDescriptionAgrium’s date and method of adoptionNewIFRIC 23Uncertainty over Income Tax Treatments provides additional guidance when there is uncertainty over income tax treatments under IAS 12. Agrium will adopt beginning January 1, 2019.AmendedVariousIAS 7 Statement of Cash Flows IAS 12 Income Taxes IFRS 2 Share-based Payment IFRIC 22 Foreign Currency Transactions and Advance ConsiderationWe adopted amendments to IAS 7 and IAS 12 on January 1, 2017. We expect to adopt IFRS 2 and IFRIC 22 beginning January 1, 2018.
Trade names [member]
Disclosure of accounting policies [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 – 10 years
Customer relationships [member]
Disclosure of accounting policies [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	7 – 10 years
Technology [member]
Disclosure of accounting policies [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 – 7 years
Other [member]
Disclosure of accounting policies [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 – 20 years
Buildings and improvements [member]
Disclosure of accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	4 – 60 years
Machinery and equipment [member]
Disclosure of accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	1 – 60 years
Other [member]
Disclosure of accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	1 – 45 years